Equity - Share based incentive plan expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Capital Reserves	$ 2,960	$ 1,465	$ 764
IPO Grant | Performance Restricted Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based incentive plan expenses for the year ending December 31	$ 1,465	$ 731	$ 764